Fair Value (Details 7) (MSRs, Initial recognition, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Amount recognized	$ 14,636	$ 774	$ 1,696
UPB of underlying loans	1,055,797	17,615	415,954
Weighted-average servicing fee rate (as a percent)	0.33%	0.28%	0.27%
Fair value | Minimum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	7.40%	7.50%	8.30%
Annual total prepayment speed (as a percent)	7.80%	7.80%	6.30%
Life	2 years 6 months	3 years 7 months 6 days	6 years 6 months
Annual per-loan cost of servicing	68	68	64
Fair value | Maximum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	14.40%	9.90%	14.00%
Annual total prepayment speed (as a percent)	25.50%	20.10%	8.90%
Life	7 years 3 months 18 days	7 years	8 years 1 month 6 days
Annual per-loan cost of servicing	120	100	98
Fair value | Weighted average
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	10.20%	8.40%	11.70%
Annual total prepayment speed (as a percent)	9.20%	9.70%	8.20%
Life	6 years 10 months 24 days	6 years 8 months 12 days	7 years
Annual per-loan cost of servicing	98	78	88
Amortized cost
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Amount recognized	190,468	89,698	6,557
UPB of underlying loans	15,316,315	8,524,533	449,715
Weighted-average servicing fee rate (as a percent)	0.29%	0.27%	0.31%
Amortized cost | Minimum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	5.40%	7.50%	9.30%
Annual total prepayment speed (as a percent)	7.60%	6.70%	5.60%
Life	1 year 6 months	2 years 9 months 18 days	5 years 2 months 12 days
Annual per-loan cost of servicing	68	68	61
Amortized cost | Maximum
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	15.90%	11.90%	12.60%
Annual total prepayment speed (as a percent)	42.50%	17.80%	7.90%
Life	7 years 6 months	7 years	8 years
Annual per-loan cost of servicing	120	100	98
Amortized cost | Weighted average
Key assumptions used in determining the fair value of MSRs at time of initial recognition
Pricing spread (as a percent)	8.50%	9.80%	9.70%
Annual total prepayment speed (as a percent)	8.80%	8.50%	6.80%
Life	6 years 8 months 12 days	6 years 8 months 12 days	7 years 3 months 18 days
Annual per-loan cost of servicing	$ 102	$ 99	$ 96